UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1645

Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 28, 2025

Item 1. Reports to Stockholders.

(a)

Vident International Equity Strategy ETF™
VIDI (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Vident International Equity Strategy ETF™ for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://videntam.com/etf/vident-international-equity-strategy-etf/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vident International Equity Strategy ETF™	$31	0.61%
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$331,383,728
Number of Holdings	251
Portfolio Turnover	31%
30-Day SEC Yield	3.68%
30-Day SEC Yield Unsubsidized	3.68%
Visit https://videntam.com/etf/vident-international-equity-strategy-etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top Holdings	(% of net assets)
SSAB AB - Class B	0.6%
Lenovo Group, Ltd.	0.6%
Banco Santander SA	0.6%
Geely Automobile Holdings, Ltd.	0.6%
Carlsberg AS - Class B	0.6%
AP Moller - Maersk AS - Class B	0.6%
ORLEN SA	0.6%
Iveco Group NV	0.6%
ISS AS	0.6%
Jazz Pharmaceuticals PLC	0.6%
Sector Breakdown (% of net assets)

Top Ten Countries	(% of net assests)
Taiwan	7.2%
South Korea	7.1%
Singapore	6.6%
Switzerland	6.5%
Denmark	6.5%
Hong Kong	6.2%
Canada	5.8%
Germany	5.5%
China	4.9%
Cash & Other	43.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://videntam.com/etf/vident-international-equity-strategy-etf/.
Vident International Equity Strategy ETF™	PAGE 1	TSR-SAR-26922A404

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Vident Asset Management documents not be householded, please contact Vident Asset Management at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Vident Asset Management or your financial intermediary.
Vident International Equity Strategy ETF™	PAGE 2	TSR-SAR-26922A404

Vident U.S. Bond Strategy ETF™
VBND (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Vident U.S. Bond Strategy ETF™ for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://videntam.com/etf/vident-us-bond-strategy-etf/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vident U.S. Bond Strategy ETF™	$20	0.41%
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$456,417,656
Number of Holdings	196
Portfolio Turnover	97%
Average Credit Quality	A/A-
Effective Duration	6.91 yrs
30-Day SEC Yield	4.10%
30-Day SEC Yield Unsubsidized	4.10%
Visit https://videntam.com/etf/vident-us-bond-strategy-etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Issuers	(% of net assets)
United States Treasury Note/Bond	61.4%
Federal National Mortgage Association	5.3%
Government National Mortgage Association	4.9%
Tennessee Valley Authority	1.5%
Federal Home Loan Banks	0.6%
Blue Owl Technology Finance Corporation II	0.3%
VICI Properties LP	0.3%
NextEra Energy Capital Holdings, Inc.	0.3%
Altria Group, Inc.	0.3%
Edison International	0.3%
Sector Breakdown (% of net assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://videntam.com/etf/vident-us-bond-strategy-etf/.
Vident U.S. Bond Strategy ETF™	PAGE 1	TSR-SAR-26922A602

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Vident Asset Management documents not be householded, please contact Vident Asset Management at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Vident Asset Management or your financial intermediary.
Vident U.S. Bond Strategy ETF™	PAGE 2	TSR-SAR-26922A602

Vident U.S. Equity Strategy ETF™
VUSE (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Vident U.S. Equity Strategy ETF™ for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://videntam.com/etf/vident-us-strategy-etf/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vident U.S. Equity Strategy ETF™	$26	0.50%
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$582,670,645
Number of Holdings	128
Portfolio Turnover	30%
30-Day SEC Yield	0.68%
30-Day SEC Yield Unsubsidized	0.68%
Visit https://videntam.com/etf/vident-us-strategy-etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top Holdings	(% of net assets)
Walmart, Inc.	2.6%
Apple, Inc.	2.4%
Oracle Corporation	2.4%
NVIDIA Corporation	2.4%
Broadcom, Inc.	2.4%
Eli Lilly & Company	2.1%
Home Depot, Inc.	2.1%
Visa, Inc. - Class A	2.1%
Mastercard, Inc. - Class A	2.1%
AbbVie, Inc.	2.0%
Sector Breakdown (% of net assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://videntam.com/etf/vident-us-strategy-etf/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Vident Asset Management documents not be householded, please contact Vident Asset Management at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Vident Asset Management or your financial intermediary.
Vident U.S. Equity Strategy ETF™	PAGE 1	TSR-SAR-26922A503

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Vident ETFs
Vident International Equity Strategy ETFTM (Ticker: VIDI)
Vident U.S. Bond Strategy ETFTM (Ticker: VBND)
Vident U.S. Equity Strategy ETFTM (Ticker: VUSE)
Semi-Annual Financial Statements and Additional Information
February 28, 2025

VIDENT INTERNATIONAL EQUITY STRATEGY ETFTM
Schedule of Investments
February 28, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.5%
Australia - 3.9%
AGL Energy, Ltd.	202,531	$1,317,377
BlueScope Steel, Ltd.	107,572	1,622,845
JB Hi-Fi, Ltd.	22,779	1,303,903
New Hope Corporation, Ltd.	436,308	1,090,702
Origin Energy, Ltd.	232,778	1,583,603
Perseus Mining, Ltd.	495,249	902,357
Qantas Airways, Ltd.(a)	274,073	1,622,520
QBE Insurance Group, Ltd.	126,918	1,699,238
Super Retail Group, Ltd.	68,863	611,507
Yancoal Australia, Ltd.	316,417	1,196,328
		12,950,380
Austria - 0.5%
OMV AG	26,288	1,159,741
voestalpine AG	14,266	328,186
		1,487,927
Belgium - 0.3%
Ageas	6,880	376,721
Proximus SADP	30,293	189,343
Solvay SA	16,922	554,188
		1,120,252
Brazil - 2.3%
Cia de Saneamento de Minas Gerais Copasa MG	300,425	1,186,137
Lojas Renner SA	708,900	1,369,843
Marfrig Global Foods SA	602,593	1,409,833
Telefonica Brasil SA	185,813	1,525,829
TIM SA	392,392	1,082,530
Vibra Energia SA	317,868	927,307
		7,501,479
Canada - 5.8%
Air Canada(a)	117,787	1,369,569
Canadian Tire Corporation, Ltd. - Class A	1,983	196,476
Empire Company, Ltd.	54,330	1,698,296
Great-West Lifeco, Inc.	49,825	1,858,731
Hudbay Minerals, Inc.	195,851	1,396,265
iA Financial Corporation, Inc.	17,154	1,616,028
Kinross Gold Corporation	145,353	1,563,966
Magna International, Inc.	39,413	1,441,582
Manulife Financial Corporation	53,276	1,666,458
Parex Resources, Inc.	53,096	519,700
Power Corporation of Canada	53,155	1,811,746
Sun Life Financial, Inc.	27,628	1,543,125
Suncor Energy, Inc.	41,928	1,611,283
Tamarack Valley Energy, Ltd.	351,213	1,041,047
		19,334,272

	Shares	Value
Chile - 1.1%
Cencosud SA	673,774	$1,783,338
Latam Airlines Group SA(a)	112,138,550	1,806,652
		3,589,990
China - 4.9%
Anhui Conch Cement Company, Ltd. - Class H	601,500	1,643,654
China Coal Energy Company, Ltd. - Class H	620,000	640,211
China Pacific Insurance Group Company, Ltd. - Class H	544,200	1,609,542
China Resources Pharmaceutical Group, Ltd.(b)	2,408,500	1,641,490
COSCO SHIPPING Holdings Company, Ltd. - Class H	754,000	1,107,269
Country Garden Services Holdings Company, Ltd.	1,942,000	1,415,951
JD Logistics, Inc.(a)(b)	944,200	1,690,126
Lenovo Group, Ltd.	1,356,000	2,019,222
People’s Insurance Company Group of China, Ltd. - Class H	3,165,000	1,558,792
Sinopharm Group Company, Ltd. - Class H	392,400	988,001
ZTE Corporation - Class H	464,800	1,751,256
		16,065,514
Denmark - 6.5%
AP Moller - Maersk AS - Class B	1,124	1,971,064
Bavarian Nordic AS(a)	59,392	1,392,679
Carlsberg AS - Class B	15,698	1,973,278
D/S Norden AS	57,877	1,524,629
Danske Bank AS	52,880	1,779,406
Demant AS(a)	39,916	1,440,581
Genmab AS(a)	5,979	1,341,146
H Lundbeck AS	270,326	1,507,905
ISS AS	86,127	1,940,917
NKT AS(a)	24,016	1,641,055
Pandora AS	8,404	1,485,458
ROCKWOOL AS - Class B	4,554	1,797,239
Svitzer Group AS(a)	1,123	33,114
Tryg AS	79,121	1,732,279
		21,560,750
Finland - 1.2%
Fortum Oyj	106,769	1,676,142
Nokia Oyj	360,402	1,737,092
Outokumpu Oyj	123,997	460,891
		3,874,125
France - 0.5%
Bouygues SA	14,239	489,274
Renault SA	15,623	809,795
Societe Generale SA	12,022	491,425
		1,790,494

The accompanying notes are an integral part of these financial statements.

1

VIDENT INTERNATIONAL EQUITY STRATEGY ETFTM
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Germany - 5.4%
Allianz SE	4,937	$1,695,916
Aurubis AG	5,978	518,818
Continental AG	22,897	1,646,420
Deutsche Bank AG	79,441	1,712,269
Deutsche Lufthansa AG	250,807	1,801,353
Freenet AG	20,889	682,150
Fresenius Medical Care AG	24,548	1,184,586
Fresenius SE & Company KGaA(a)	41,739	1,669,491
Heidelberg Materials AG	11,506	1,737,495
HelloFresh SE(a)	138,543	1,711,003
K+S AG	66,582	917,152
Schaeffler AG(a)	29,827	149,439
Suedzucker AG	14,577	164,487
Talanx AG	8,685	791,689
TUI AG(a)	193,826	1,411,051
		17,793,319
Hong Kong - 6.2%
BOC Hong Kong Holdings, Ltd	499,000	1,754,986
Bosideng International Holdings, Ltd.	200,000	97,473
Cathay Pacific Airways, Ltd.	1,200,000	1,583,232
China Taiping Insurance Holdings Company, Ltd.	1,087,800	1,600,261
Geely Automobile Holdings, Ltd.	881,000	1,987,107
Guangdong Investment, Ltd.	2,058,000	1,561,397
Hong Kong Exchanges and Clearing, Ltd.	27,500	1,237,703
Kingboard Holdings, Ltd.	636,500	1,796,589
Kunlun Energy Company, Ltd.	1,692,000	1,684,058
Orient Overseas International, Ltd.	121,000	1,619,765
Pacific Basin Shipping, Ltd.	5,261,000	1,062,145
Sino Biopharmaceutical, Ltd.	4,020,000	1,664,554
Sino Land Company, Ltd.	1,282,000	1,284,226
WH Group, Ltd.(b)	2,075,000	1,691,699
		20,625,195
Indonesia - 1.5%
Alamtri Resources Indonesia Tbk PT	11,366,700	1,419,123
Astra International Tbk PT	5,368,300	1,466,731
Telkom Indonesia Persero Tbk PT	5,831,300	826,511
United Tractors Tbk PT	1,041,600	1,404,087
		5,116,452
Ireland - 4.1%
Accenture PLC - Class A	2,332	812,702
AerCap Holdings NV	16,870	1,739,297
Alkermes PLC(a)	51,218	1,758,314
Aptiv PLC(a)	15,474	1,007,667
DCC PLC	20,853	1,407,372
Jazz Pharmaceuticals PLC(a)	13,008	1,867,038
Kerry Group PLC - Class A	15,588	1,642,224

	Shares	Value
Medtronic PLC	17,684	$1,627,282
TE Connectivity PLC	10,944	1,685,704
		13,547,600
Israel - 1.8%
El Al Israel Airlines(a)	25,645	78,890
ICL Group, Ltd.	153,165	923,585
Inmode, Ltd.(a)	31,568	590,953
Israel Discount Bank, Ltd. - Class A	221,158	1,713,436
Plus500, Ltd.	11,229	396,456
Tower Semiconductor, Ltd.(a)	5,520	234,600
ZIM Integrated Shipping Services, Ltd.	90,304	1,825,947
		5,763,867
Italy - 0.6%
Iveco Group NV	124,080	1,950,485
Telecom Italia SpA(a)	350,506	98,677
		2,049,162
Japan - 2.0%
Alps Alpine Company, Ltd.	117,500	1,201,550
Konica Minolta, Inc.	402,700	1,406,156
Mitsubishi Motors Corporation	550,700	1,523,154
Panasonic Corporation	62,600	774,114
Sankyo Company, Ltd.	117,200	1,649,954
		6,554,928
Malaysia - 2.6%
CIMB Group Holdings Bhd	375,700	657,528
IHH Healthcare Bhd	993,200	1,658,115
MISC Bhd	631,200	1,032,551
Public Bank Bhd	1,625,000	1,649,580
RHB Capital Bhd	1,113,100	1,723,590
Telekom Malaysia Bhd	1,092,500	1,672,107
YTL Corporation Bhd	299,000	126,635
		8,520,106
Mexico - 1.5%
Arca Continental SAB de CV	136,292	1,411,218
Cemex SAB de CV	2,743,240	1,694,356
Qualitas Controladora SAB de CV	191,810	1,844,336
		4,949,910
Netherlands - 1.5%
Aegon, Ltd.	233,671	1,475,116
Koninklijke Ahold Delhaize NV	45,325	1,601,275
Randstad NV	6,605	265,769
Stellantis NV	120,569	1,549,840
		4,892,000
Norway - 3.7%
Aker BP ASA	67,452	1,394,814
DNO ASA	1,511,425	1,662,857
Equinor ASA	67,473	1,544,675
Hoegh Autoliners ASA	171,921	1,164,387

The accompanying notes are an integral part of these financial statements.

2

VIDENT INTERNATIONAL EQUITY STRATEGY ETFTM
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Norway - (Continued)
Leroy Seafood Group ASA	183,235	$865,369
Norsk Hydro ASA	137,527	809,982
Norwegian Air Shuttle ASA(a)	1,660,574	1,691,811
Storebrand ASA	136,970	1,492,313
Yara International ASA	53,875	1,531,893
		12,158,101
Peru - 0.5%
Credicorp, Ltd.	8,777	1,606,366
Poland - 1.7%
Alior Bank SA	11,280	268,425
ORLEN SA	124,928	1,960,844
Powszechna Kasa Oszczednosci Bank Polski SA	98,697	1,707,253
Powszechny Zaklad Ubezpieczen SA	131,728	1,778,049
		5,714,571
Portugal - 0.5%
Banco Comercial Portugues SA	3,049,524	1,701,827
Galp Energia SGPS SA	3,808	62,949
		1,764,776
Russia - 0.5%
Severstal PAO - GDR(a)(c)	24,074	0
Yandex NV(a)	54,371	1,766,514
		1,766,514
Singapore - 6.6%
ComfortDelGro Corporation, Ltd.	600,700	619,049
DBS Group Holdings, Ltd.	49,940	1,699,471
Genting Singapore, Ltd.	2,988,200	1,617,279
Hafnia, Ltd.	316,980	1,355,485
Jardine Cycle & Carriage, Ltd.	55,100	1,089,091
NETLINK NBN TRUST	608,800	385,916
Oversea-Chinese Banking Corporation, Ltd.	128,100	1,634,491
SATS, Ltd.	410,700	925,658
Seatrium, Ltd.(a)	987,100	1,544,173
Sembcorp Industries, Ltd.	353,600	1,596,548
Singapore Airlines, Ltd.	347,400	1,753,999
Singapore Exchange, Ltd.	178,400	1,778,974
Singapore Telecommunications, Ltd.	669,200	1,686,892
United Overseas Bank, Ltd.	59,219	1,677,169
UOL Group, Ltd.	128,600	514,858
Venture Corporation, Ltd.	96,500	901,468
Wilmar International, Ltd.	488,000	1,161,388
		21,941,909
South Africa - 1.9%
Harmony Gold Mining Company, Ltd.	145,378	1,410,767
MTN Group, Ltd.	261,495	1,664,501
The Foschini Group, Ltd.	208,017	1,521,333
Vodacom Group, Ltd.	266,563	1,678,532
		6,275,133

	Shares	Value
South Korea - 7.1%
DB Insurance Company, Ltd.	20,717	$1,294,370
Doosan Bobcat, Inc.	44,081	1,416,233
Hankook Tire & Technology Company, Ltd.(a)	58,146	1,506,414
HD Korea Shipbuilding & Offshore Engineering Company, Ltd.	10,128	1,481,572
HMM Company, Ltd.	124,153	1,662,559
Hyundai Glovis Company, Ltd.	16,060	1,428,263
Hyundai Mobis Company, Ltd.	8,783	1,473,940
Kia Corporation	22,756	1,449,763
Korean Air Lines Company, Ltd.	94,074	1,517,634
KT Corporation	49,239	1,581,949
LG Uplus Corporation	232,818	1,683,789
NongShim Company, Ltd.	4,642	1,082,044
Orion Corporation	23,834	1,660,185
Samsung Fire & Marine Insurance Company, Ltd.	3,118	815,254
Samsung SDS Company, Ltd.	20,354	1,715,529
SK Telecom Company, Ltd.	42,231	1,616,608
		23,386,106
Spain - 1.3%
Banco Bilbao Vizcaya Argentaria SA	137,368	1,832,211
Banco Santander SA	309,764	2,004,443
CaixaBank SA	31,471	218,897
Mapfre SA	68,730	193,994
Repsol SA	16,515	211,431
		4,460,976
Sweden - 1.5%
SSAB AB - Class B	354,131	2,130,374
Telefonaktiebolaget LM Ericsson - Class B	210,349	1,727,452
Volvo Car AB(a)	548,148	1,159,091
		5,016,917
Switzerland - 6.5%
Avolta AG	21,975	994,690
Chubb, Ltd.	5,861	1,673,198
Glencore PLC	300,953	1,209,398
Helvetia Holding AG	4,551	851,437
Holcim AG	16,081	1,756,300
Julius Baer Group, Ltd.	22,852	1,534,864
Logitech International SA	16,475	1,614,176
Novartis AG	13,800	1,493,719
Sandoz Group AG	34,363	1,506,297
STMicroelectronics NV	33,916	837,019
Swatch Group AG	8,973	1,740,399
Swiss Re AG	10,448	1,670,985
Swisscom AG	113	64,312
Swissquote Group Holding SA	3,375	1,369,077
UBS Group AG	45,223	1,548,784
Zurich Insurance Group AG	2,624	1,726,358
		21,591,013

The accompanying notes are an integral part of these financial statements.

3

VIDENT INTERNATIONAL EQUITY STRATEGY ETFTM
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Taiwan - 7.2%
Arcadyan Technology Corporation	295,000	$1,699,200
Compal Electronics, Inc.	1,444,000	1,707,496
Eva Airways Corporation	1,110,000	1,454,628
Evergreen Marine Corporation Taiwan, Ltd.	259,000	1,704,960
FIT Hon Teng, Ltd.(a)(b)	3,794,000	1,483,156
Foxconn Technology Company, Ltd.	677,000	1,574,251
L&K Engineering Company, Ltd.	212,000	1,770,301
Pegatron Corporation	482,000	1,395,505
Pou Chen Corporation	1,415,000	1,655,954
Primax Electronics, Ltd.	532,000	1,399,211
Radiant Opto-Electronics Corporation	265,000	1,603,124
Simplo Technology Company, Ltd.	132,000	1,508,571
Taiwan Surface Mounting Technology Corporation	415,000	1,403,886
Tong Yang Industry Company, Ltd.	488,000	1,732,632
Tripod Technology Corporation	248,000	1,575,863
Zhen Ding Technology Holding, Ltd.	45,000	161,143
		23,829,881
Thailand - 2.3%
Cal-Comp Electronics Thailand PCL	3,905,000	896,142
Kasikornbank PCL - NVDR	341,100	1,512,229
Krung Thai Bank PCL - NVDR	2,332,200	1,535,577
PTT Exploration & Production PCL - NVDR	440,100	1,403,786
SCB X PCL - NVDR	216,600	773,288
TMBThanachart Bank PCL - NVDR	27,701,700	1,556,435
		7,677,457
United Kingdom - 2.0%
Centrica PLC	447,704	842,767
easyJet PLC	169,520	1,078,777
J Sainsbury PLC	121,756	396,456
Kingfisher PLC	414,981	1,289,059
Tesco PLC	352,425	1,687,153
Vodafone Group PLC	1,624,203	1,435,256
		6,729,468
United States - 0.0%(d)
Smithfield Foods, Inc.(a)	223	4,650
TOTAL COMMON STOCKS (Cost $302,714,593)		323,011,560

	Shares	Value
PREFERRED STOCKS - 1.7%
Brazil - 1.1%
Cia Energetica de Minas Gerais	798,607	$1,509,168
Metalurgica Gerdau SA	793,713	1,234,830
Petroleo Brasileiro SA	133,739	821,782
		3,565,780
Chile - 0.5%
Embotelladora Andina SA	496,324	1,661,553
Germany - 0.1%
Volkswagen AG	4,772	516,635
TOTAL PREFERRED STOCKS (Cost $5,176,741)		5,743,968
TOTAL INVESTMENTS - 99.2% (Cost $307,891,334)		$328,755,528
Other Assets in Excess of Liabilities - 0.8%		2,628,200
TOTAL NET ASSETS - 100.0%		$331,383,728

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ASA - Advanced Subscription Agreement
GDR - Global Depositary Receipt
NVDR - Non-Voting Depositary Receipt
PCL - Public Company Limited
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2025, the value of these securities total $6,506,471 or 2.0% of the Fund’s net assets.

(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of February 28, 2025.

(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

4

Vident U.S. Bond Strategy ETFTM
Schedule of Investments
February 28, 2025 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 61.4%
United States Treasury Note/Bond
4.13%, 06/15/2026	$16,409,000	$16,423,742
0.88%, 06/30/2026	4,160,000	3,990,188
1.88%, 06/30/2026	2,400,000	2,332,969
4.50%, 07/15/2026	9,225,000	9,280,134
0.63%, 07/31/2026	500,000	476,729
1.88%, 07/31/2026	4,100,000	3,978,842
1.50%, 08/15/2026	5,860,000	5,652,268
4.38%, 08/15/2026	1,615,000	1,622,476
1.25%, 11/30/2026	5,770,000	5,503,814
1.63%, 11/30/2026	16,872,000	16,200,085
6.13%, 11/15/2027	27,085,000	28,595,834
4.38%, 08/31/2028	4,590,000	4,644,506
4.63%, 09/30/2028	2,145,000	2,188,612
4.88%, 10/31/2028	2,510,000	2,582,702
3.13%, 11/15/2028	1,495,000	1,449,858
5.25%, 11/15/2028	25,160,000	26,221,437
4.38%, 11/30/2028	1,700,000	1,721,084
1.38%, 12/31/2028	1,065,000	965,988
3.75%, 12/31/2028	400,000	396,211
4.00%, 01/31/2029	1,500,000	1,499,033
2.63%, 02/15/2029	1,815,000	1,723,222
4.25%, 02/28/2029	1,055,000	1,063,840
2.38%, 03/31/2029	2,030,000	1,904,988
4.13%, 03/31/2029	2,450,000	2,459,235
4.63%, 04/30/2029	995,000	1,017,718
6.25%, 05/15/2030	11,340,000	12,505,451
5.38%, 02/15/2031	17,625,000	18,819,506
4.63%, 02/15/2040	2,600,000	2,660,328
4.75%, 02/15/2041	4,955,000	5,126,586
2.25%, 05/15/2041	1,820,000	1,352,914
4.38%, 05/15/2041	415,000	410,850
1.75%, 08/15/2041	4,675,000	3,177,630
2.00%, 11/15/2041	3,300,000	2,324,889
3.13%, 11/15/2041	1,015,000	852,481
2.38%, 02/15/2042	2,190,000	1,631,208
3.13%, 02/15/2042	3,625,000	3,033,955
3.00%, 05/15/2042	4,350,000	3,560,373
3.25%, 05/15/2042	3,590,000	3,045,821
2.75%, 08/15/2042	4,885,000	3,832,531
3.38%, 08/15/2042	3,340,000	2,876,053
2.75%, 11/15/2042	4,635,000	3,619,193
4.00%, 11/15/2042	3,395,000	3,179,497
3.13%, 02/15/2043	5,135,000	4,232,263
3.88%, 02/15/2043	2,610,000	2,399,110
2.88%, 05/15/2043	4,410,000	3,489,240
3.88%, 05/15/2043	2,945,000	2,700,657
3.63%, 08/15/2043	4,655,000	4,108,219
4.38%, 08/15/2043	2,515,000	2,462,342
3.75%, 11/15/2043	12,066,000	10,822,636
3.63%, 02/15/2044	4,285,000	3,771,135

	Par	Value
4.50%, 02/15/2044	$4,385,000	$4,353,312
3.38%, 05/15/2044	4,745,000	4,015,271
3.13%, 08/15/2044	4,735,000	3,840,344
3.00%, 11/15/2044	4,430,000	3,512,852
2.50%, 02/15/2045	4,005,000	2,907,614
3.00%, 05/15/2045	4,280,000	3,380,030
2.88%, 08/15/2045	1,245,000	960,863
3.00%, 11/15/2045	2,015,000	1,584,451
2.50%, 02/15/2046	4,045,000	2,898,337
2.50%, 05/15/2046	3,911,000	2,792,622
TOTAL U.S. TREASURY SECURITIES (Cost $278,620,087)		280,136,079
CORPORATE BONDS - 24.6%
Communication Services - 0.3%
Fox Corporation, 5.58%, 01/25/2049	1,450,000	1,376,794
Consumer Discretionary - 1.8%
AutoNation, Inc., 3.85%, 03/01/2032	1,455,000	1,323,764
Brunswick Corporation, 2.40%, 08/18/2031	1,630,000	1,358,647
Dick’s Sporting Goods, Inc., 4.10%, 01/15/2052	1,795,000	1,331,090
General Motors Company, 6.75%, 04/01/2046	1,225,000	1,278,812
Lear Corporation, 5.25%, 05/15/2049	1,520,000	1,345,674
Tapestry, Inc., 3.05%, 03/15/2032	1,560,000	1,359,508
		7,997,495
Consumer Staples - 0.9%
Altria Group, Inc., 4.45%, 05/06/2050	1,755,000	1,402,111
Kraft Heinz Foods Company
6.88%, 01/26/2039	105,000	117,896
6.50%, 02/09/2040	990,000	1,076,467
Philip Morris International, Inc., 4.88%, 11/15/2043	1,470,000	1,355,378
		3,951,852
Energy - 4.0%
APA Corporation, 5.10%, 09/01/2040(a)	1,500,000	1,327,105
Continental Resources, Inc., 4.90%, 06/01/2044	1,610,000	1,333,033
Devon Energy Corporation, 7.88%, 09/30/2031	1,175,000	1,347,605
Energy Transfer LP, 8.00% to 05/15/2029 then 5 yr. CMT Rate + 4.02%, 05/15/2054	1,200,000	1,276,363

The accompanying notes are an integral part of these financial statements.

5

Vident U.S. Bond Strategy ETFTM
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Energy - (Continued)
Enterprise Products Operating LLC, 5.38% to 02/15/2028 then 3 mo. Term SOFR + 2.83%, 02/15/2078	$1,380,000	$1,360,560
EQT Corporation, 7.00%, 02/01/2030(b)	1,220,000	1,317,462
Halliburton Company, 7.45%, 09/15/2039	375,000	448,266
Helmerich & Payne, Inc., 5.50%, 12/01/2034(a)	1,400,000	1,344,368
Hess Corporation, 6.00%, 01/15/2040	1,150,000	1,228,773
Marathon Petroleum Corporation, 6.50%, 03/01/2041	1,045,000	1,108,815
NOV, Inc., 3.95%, 12/01/2042	1,770,000	1,352,937
Occidental Petroleum Corporation, 6.60%, 03/15/2046	300,000	311,094
Ovintiv, Inc., 7.38%, 11/01/2031	1,100,000	1,212,974
Phillips 66 Company, 4.90%, 10/01/2046	1,030,000	905,026
Valero Energy Corporation, 6.63%, 06/15/2037	1,215,000	1,314,994
Western Midstream Operating LP, 5.30%, 03/01/2048	1,580,000	1,388,054
		18,577,429
Financials - 10.7%
Allstate Corporation, 6.50% to 05/15/2037 then 3 mo. LIBOR US + 2.12%, 05/15/2057(c)	1,250,000	1,262,819
Ally Financial, Inc., 6.70%, 02/14/2033	1,290,000	1,331,201
American Assets Trust LP, 3.38%, 02/01/2031	1,520,000	1,347,675
Ares Capital Corporation, 3.20%, 11/15/2031	1,590,000	1,394,090
Athene Holding, Ltd., 3.95%, 05/25/2051	1,810,000	1,336,617
Blackstone Private Credit Fund, 6.00%, 11/22/2034(a)	1,400,000	1,379,922
Blackstone Secured Lending Fund, 2.85%, 09/30/2028	1,430,000	1,314,941
Blue Owl Technology Finance Corporation II, 6.75%, 04/04/2029	1,500,000	1,541,024
Brighthouse Financial, Inc., 4.70%, 06/22/2047	1,690,000	1,359,107
Brixmor Operating Partnership LP, 4.05%, 07/01/2030	1,385,000	1,327,918
Capital One Financial Corporation, 2.36% to 07/29/2031 then SOFR + 1.34%, 07/29/2032	1,625,000	1,349,587
Citizens Financial Group, Inc., 2.85%, 07/27/2026	1,360,000	1,327,104

	Par	Value
Comerica Bank, 5.33% to 08/25/2032 then SOFR + 2.61%, 08/25/2033	$1,385,000	$1,343,224
COPT Defense Properties LP, 2.75%, 04/15/2031	1,610,000	1,385,215
Discover Financial Services, 6.70%, 11/29/2032	1,260,000	1,364,354
Enstar Finance LLC, 5.50% to 01/15/2027 then 5 yr. CMT Rate + 4.01%, 01/15/2042	1,400,000	1,362,154
F&G Annuities & Life, Inc., 6.50%, 06/04/2029	1,290,000	1,328,179
Fifth Third Bancorp, 8.25%, 03/01/2038	910,000	1,116,739
Globe Life, Inc., 4.55%, 09/15/2028	590,000	587,495
GLP Capital LP, 5.75%, 06/01/2028	1,305,000	1,331,876
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/2034(a)	1,300,000	1,303,655
Huntington Bancshares, Inc., 2.49% to 08/15/2031 then 5 yr. CMT Rate + 1.17%, 08/15/2036	1,640,000	1,360,165
Legg Mason, Inc., 5.63%, 01/15/2044	1,100,000	1,101,008
Lincoln National Corporation, 7.00%, 06/15/2040	1,170,000	1,321,704
Manufacturers & Traders Trust Company, 3.40%, 08/17/2027	1,420,000	1,375,169
Markel Group, Inc., 5.00%, 04/05/2046	1,240,000	1,122,553
MetLife, Inc., 10.75%, 08/01/2039	1,000,000	1,355,046
MGIC Investment Corporation, 5.25%, 08/15/2028	1,290,000	1,276,836
Prudential Financial, Inc., 4.50% to 09/15/2027 then 3 mo. LIBOR US + 2.38%, 09/15/2047(c)	1,375,000	1,346,218
Regions Bank, 6.45%, 06/26/2037	1,308,000	1,378,889
Sabra Health Care LP, 3.20%, 12/01/2031	1,515,000	1,332,027
Simon Property Group LP, 6.75%, 02/01/2040	950,000	1,079,769
Synchrony Financial, 3.70%, 08/04/2026	1,340,000	1,318,669
Synovus Bank, 5.63%, 02/15/2028	1,250,000	1,262,772
Truist Financial Corporation, 4.92% to 07/28/2032 then SOFR + 2.24%, 07/28/2033	1,365,000	1,315,741
US Bancorp, 2.49% to 11/03/2031 then 5 yr. CMT Rate + 0.95%, 11/03/2036	1,585,000	1,316,069
VICI Properties LP
5.63%, 05/15/2052	850,000	805,460
6.13%, 04/01/2054	600,000	611,515

The accompanying notes are an integral part of these financial statements.

6

Vident U.S. Bond Strategy ETFTM
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
Zions Bancorp NA, 3.25%, 10/29/2029	$1,545,000	$1,397,246
		49,471,752
Health Care - 1.0%
Cardinal Health, Inc., 4.37%, 06/15/2047	1,000,000	836,056
Centene Corporation, 4.63%, 12/15/2029	1,350,000	1,297,269
HCA, Inc., 5.50%, 06/15/2047	1,100,000	1,027,176
Viatris, Inc., 4.00%, 06/22/2050	2,000,000	1,371,291
		4,531,792
Industrials - 0.8%
FedEx Corporation, 5.10%, 01/15/2044(a)	1,205,000	1,096,983
Flowserve Corporation, 3.50%, 10/01/2030	1,410,000	1,307,726
Owens Corning, 4.30%, 07/15/2047	1,260,000	1,037,979
		3,442,688
Information Technology - 1.0%
Corning, Inc., 5.45%, 11/15/2079	785,000	735,156
HP, Inc., 6.00%, 09/15/2041	1,195,000	1,222,515
Kyndryl Holdings, Inc., 4.10%, 10/15/2041	1,685,000	1,345,417
Vontier Corporation, 2.95%, 04/01/2031	1,505,000	1,311,313
		4,614,401
Materials - 0.8%
Dow Chemical Company, 9.40%, 05/15/2039	750,000	1,014,260
Freeport-McMoRan, Inc., 5.45%, 03/15/2043	1,380,000	1,315,922
Mosaic Company, 5.63%, 11/15/2043	1,150,000	1,117,567
		3,447,749
Real Estate - 0.3%
EPR Properties, 3.75%, 08/15/2029	1,430,000	1,342,555
Utilities - 3.0%
American Electric Power Company, Inc., 3.88% to 02/15/2027 then 5 yr. CMT Rate + 2.68%, 02/15/2062	1,430,000	1,365,558
CMS Energy Corporation, 4.75% to 06/01/2030 then 5 yr. CMT Rate + 4.12%, 06/01/2050	1,420,000	1,347,412

	Par	Value
Dominion Energy, Inc., 6.63% to 05/15/2035 then 5 yr. CMT Rate + 2.21%, 05/15/2055	$1,300,000	$1,316,088
Edison International, 8.13% to 06/15/2028 then 5 yr. CMT Rate + 3.86%, 06/15/2053	1,420,000	1,402,097
Entergy Corporation, 7.13% to 12/01/2029 then 5 yr. CMT Rate + 2.67%, 12/01/2054	1,300,000	1,330,716
Evergy, Inc., 6.65% to 06/01/2030 then 5 yr. CMT Rate + 2.56%, 06/01/2055	1,300,000	1,301,283
NextEra Energy Capital Holdings, Inc.
4.80% to 12/01/2027 then 3 mo. LIBOR US + 2.41%, 12/01/2077(c)	1,140,000	1,099,970
3.80% to 03/15/2027 then 5 yr. CMT Rate + 2.55%, 03/15/2082	330,000	314,977
NiSource, Inc., 6.95% to 11/30/2029 then 5 yr. CMT Rate + 2.45%, 11/30/2054	1,350,000	1,382,409
Sempra, 4.13% to 04/01/2027 then 5 yr. CMT Rate + 2.87%, 04/01/2052	1,415,000	1,339,393
Southern Company, 3.75% to 09/15/2026 then 5 yr. CMT Rate + 2.92%, 09/15/2051	1,385,000	1,345,002
		13,544,905
TOTAL CORPORATE BONDS (Cost $111,645,761)		112,299,412
MORTGAGE-BACKED SECURITIES - 9.8%
Federal National Mortgage Association
6.00%, 03/15/2041(d)	4,050,000	4,113,198
6.50%, 03/15/2053(d)	3,965,000	4,085,611
Pool BV7232, 4.00%, 04/01/2052	2,579,616	2,420,322
Pool MA4626, 4.00%, 06/01/2052	3,329,258	3,124,611
Pool MA4644, 4.00%, 05/01/2052	3,224,161	3,025,981
Pool TBA, 7.00%, 03/15/2038(d)	1,410,000	1,476,759
Pool TBA, 5.00%, 03/15/2041(d)	1,170,000	1,150,136
Series Pool #TBA, Pool TBA, 5.50%, 03/25/2053(d)	3,050,000	3,051,627
Government National Mortgage Association
4.50%, 03/15/2041(d)	1,400,000	1,350,781
5.00%, 03/15/2041(d)	1,820,000	1,794,714
4.00%, 03/15/2042(d)	300,000	282,382
5.50%, 10/20/2052(d)	2,870,000	2,875,864
6.50%, 08/20/2053(d)	5,555,000	5,668,835
7.00%, 09/20/2053(d)	4,750,000	4,879,254
Pool TBA, 6.00%, 03/15/2040(d)	5,425,000	5,499,817
TOTAL MORTGAGE-BACKED SECURITIES (Cost $45,038,706)		44,799,892

The accompanying notes are an integral part of these financial statements.

7

Vident U.S. Bond Strategy ETFTM
Schedule of Investments
February 28, 2025 (Unaudited)(Continued)

	Par	Value
U.S. GOVERNMENT AGENCY ISSUES - 2.9%
Federal Farm Credit Banks Funding Corporation
4.38%, 06/23/2026	$435,000	$436,933
4.50%, 08/14/2026	480,000	482,917
Federal Home Loan Banks
4.63%, 11/17/2026	660,000	666,020
1.25%, 12/21/2026	590,000	561,999
4.13%, 01/15/2027	460,000	460,860
4.75%, 04/09/2027	400,000	406,663
3.25%, 06/09/2028	160,000	156,360
4.00%, 06/30/2028	150,000	150,034
5.50%, 07/15/2036	370,000	404,686
Federal Home Loan Mortgage Corporation
6.75%, 09/15/2029	700,000	778,333
6.75%, 03/15/2031	150,000	170,581
0.00%, 11/15/2038	550,000	291,008
Federal National Mortgage Association
1.88%, 09/24/2026	545,000	527,401
0.75%, 10/08/2027	290,000	267,179
7.13%, 01/15/2030	100,000	113,554
7.25%, 05/15/2030	100,000	114,794
6.63%, 11/15/2030	205,000	230,599
5.63%, 07/15/2037	270,000	298,459
Tennessee Valley Authority
2.88%, 02/01/2027	660,000	646,355
3.88%, 03/15/2028	370,000	368,937
7.13%, 05/01/2030	475,000	540,869
4.38%, 08/01/2034	350,000	347,873
5.88%, 04/01/2036	820,000	913,867
6.15%, 01/15/2038	785,000	900,976
5.25%, 09/15/2039	800,000	850,352
3.50%, 12/15/2042	805,000	681,078
5.38%, 04/01/2056	545,000	574,268
4.63%, 09/15/2060	675,000	621,269
4.25%, 09/15/2065	510,000	435,704
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $13,452,959)		13,399,928
TOTAL INVESTMENTS - 98.7% (Cost $448,757,513)		$450,635,311
Other Assets in Excess of Liabilities - 1.3%		5,782,345
TOTAL NET ASSETS - 100.0%		$456,417,656

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2025, the value of these securities total $6,452,033 or 1.4% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of February 28, 2025.
(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)	To-be-announced security.
The accompanying notes are an integral part of these financial statements.

8

VIDENT U.S. EQUITY STRATEGY ETFTM
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.0%
Communication Services - 8.5%
Alphabet, Inc. - Class A	64,823	$11,038,060
Cargurus, Inc.(a)	117,436	3,780,265
Comcast Corporation - Class A	16,003	574,188
Electronic Arts, Inc.	21,670	2,798,030
Meta Platforms, Inc. - Class A	17,402	11,628,016
Netflix, Inc.(a)	7,347	7,204,174
New York Times Company - Class A	60,469	2,907,954
Pinterest, Inc. - Class A(a)	18,652	689,751
T-Mobile US, Inc.	20,852	5,623,576
Yelp, Inc.(a)	82,223	2,821,071
		49,065,085
Consumer Discretionary - 12.9%
Airbnb, Inc. - Class A(a)	6,595	915,848
Amazon.com, Inc.(a)	54,626	11,596,007
Booking Holdings, Inc.	1,439	7,218,038
Chipotle Mexican Grill, Inc.(a)	141,813	7,653,648
Deckers Outdoor Corporation(a)	25,916	3,611,654
Grand Canyon Education, Inc.(a)	16,357	2,941,315
Home Depot, Inc.	30,385	12,050,691
Laureate Education, Inc.(a)	188,336	3,755,420
Marriott International, Inc. - Class A	14,954	4,193,849
McDonald’s Corporation	18,890	5,824,354
NVR, Inc.(a)	329	2,383,796
O’Reilly Automotive, Inc.(a)	4,418	6,068,742
TJX Companies, Inc.	59,786	7,458,901
		75,672,263
Consumer Staples - 6.9%
Altria Group, Inc.	35,799	1,999,374
Costco Wholesale Corporation	11,220	11,765,404
Procter & Gamble Company	68,134	11,844,415
Walmart, Inc.	155,061	15,290,565
		40,899,758
Energy - 2.8%
Cactus, Inc. - Class A	24,561	1,290,435
Core Natural Resources, Inc.	38,126	2,830,856
EOG Resources, Inc.	43,476	5,518,844
International Seaways, Inc.	67,074	2,235,576
Texas Pacific Land Corporation	2,763	3,945,426
		15,821,137
Financials - 17.0%
Ameriprise Financial, Inc.	6,838	3,674,057
Bank of America Corporation	112,982	5,208,470
Cboe Global Markets, Inc.	13,781	2,905,035
CVB Financial Corporation	184,884	3,729,110
DigitalBridge Group, Inc.	244,109	2,775,519
Enact Holdings, Inc.	87,418	3,005,431
Equitable Holdings, Inc.	54,502	2,998,700
Fiserv, Inc.(a)	31,290	7,374,740
JPMorgan Chase & Company	44,462	11,766,868

	Shares	Value
Mastercard, Inc. - Class A	20,787	$11,979,756
MGIC Investment Corporation	121,496	2,990,017
Moody’s Corporation	11,597	5,844,192
Morningstar, Inc.	8,957	2,809,990
MSCI, Inc.	4,391	2,592,929
Pathward Financial, Inc.	42,357	3,283,091
SEI Investments Company	8,613	689,471
Sezzle, Inc.(a)	3,727	1,114,783
The Progressive Corporation	20,507	5,782,974
Tradeweb Markets, Inc. - Class A	24,525	3,319,949
Visa, Inc. - Class A	33,213	12,046,687
Voya Financial, Inc.	40,645	2,937,008
		98,828,777
Health Care - 11.3%
AbbVie, Inc.	56,936	11,901,332
ADMA Biologics, Inc.(a)	139,324	2,283,520
Corvel Corporation(a)	20,349	2,243,884
Doximity, Inc. - Class A(a)	19,500	1,374,750
Eli Lilly & Company	13,182	12,135,745
Exelixis, Inc.(a)	97,796	3,783,727
Gilead Sciences, Inc.	5,232	598,070
Hims & Hers Health, Inc.(a)	27,604	1,244,664
Johnson & Johnson	70,964	11,710,479
Lantheus Holdings, Inc.(a)	43,079	4,041,672
Medpace Holdings, Inc.(a)	2,002	655,295
Merck & Company, Inc.	45,341	4,182,707
ResMed, Inc.	12,634	2,950,292
United Therapeutics Corporation(a)	9,057	2,898,693
Zoetis, Inc.	25,034	4,186,686
		66,191,516
Industrials - 11.0%
AAON, Inc.	21,608	1,659,495
Automatic Data Processing, Inc.	18,610	5,865,500
Carlisle Companies, Inc.	4,322	1,472,765
Caterpillar, Inc.	5,401	1,857,674
Cintas Corporation	20,351	4,222,833
EMCOR Group, Inc.	9,277	3,793,458
Enerpac Tool Group Corporation	64,169	2,969,100
Fastenal Company	38,847	2,941,883
IES Holdings, Inc.(a)	18,054	3,219,570
Illinois Tool Works, Inc.	15,820	4,176,164
MSA Safety, Inc.	8,914	1,459,222
Old Dominion Freight Line, Inc.	15,963	2,817,470
Parker-Hannifin Corporation	6,279	4,197,574
Paychex, Inc.	19,381	2,939,516
TransDigm Group, Inc.	4,424	6,048,493
Uber Technologies, Inc.(a)	76,025	5,778,660
Valmont Industries, Inc.	7,344	2,558,429
Verisk Analytics, Inc.	9,643	2,863,103
Watts Water Technologies, Inc. - Class A	11,784	2,528,611
		63,369,520

The accompanying notes are an integral part of these financial statements.

9

VIDENT U.S. EQUITY STRATEGY ETFTM
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - 25.5%(b)
A10 Networks, Inc.	124,899	$2,596,650
Adobe, Inc.(a)	13,072	5,732,856
Apple, Inc.	58,755	14,209,309
AppLovin Corporation - Class A(a)	5,865	1,910,465
Arista Networks, Inc.(a)	25,963	2,415,857
Autodesk, Inc.(a)	16,806	4,608,373
Badger Meter, Inc.	10,485	2,205,310
Broadcom, Inc.	69,845	13,929,188
Cirrus Logic, Inc.(a)	23,186	2,416,213
Clear Secure, Inc. - Class A	134,446	3,187,715
CommVault Systems, Inc.(a)	21,384	3,647,255
Crowdstrike Holdings, Inc. - Class A(a)	2,439	950,381
DocuSign, Inc.(a)	25,837	2,148,863
Dolby Laboratories, Inc. - Class A	31,009	2,530,645
Fair Isaac Corporation(a)	2,096	3,953,790
Fortinet, Inc.(a)	51,440	5,556,034
InterDigital, Inc.	17,317	3,699,604
KLA Corporation	2,482	1,759,341
LiveRamp Holdings, Inc.(a)	81,435	2,433,278
Manhattan Associates, Inc.(a)	7,999	1,414,863
Microsoft Corporation	28,761	11,417,829
Monolithic Power Systems, Inc.	2,200	1,344,222
Motorola Solutions, Inc.	13,290	5,850,524
NetApp, Inc.	23,521	2,347,631
NVIDIA Corporation	111,544	13,934,077
Oracle Corporation	85,458	14,191,156
Palantir Technologies, Inc. - Class A(a)	36,204	3,074,444
Photronics, Inc.(a)	134,673	2,806,585
Qualys, Inc.(a)	18,740	2,463,560
Rambus, Inc.(a)	41,855	2,339,276
Salesforce, Inc.	3,097	922,442
ServiceNow, Inc.(a)	3,540	3,291,350
Workday, Inc. - Class A(a)	15,808	4,162,879
		149,451,965
Materials - 2.0%
Alpha Metallurgical Resources, Inc.(a)	6,675	917,946
Ecolab, Inc.	22,023	5,924,407
Sherwin-Williams Company	12,036	4,360,282
		11,202,635
Real Estate - 1.0%
Jones Lang LaSalle, Inc.(a)	5,451	1,482,072
SBA Communications Corporation	13,648	2,973,899
Simon Property Group, Inc.	5,172	962,458
		5,418,429

	Shares	Value
Utilities - 1.1%
Constellation Energy Corporation	20,883	$5,232,131
Vistra Corporation	9,653	1,290,220
		6,522,351
TOTAL COMMON STOCKS (Cost $500,908,364)		582,443,436
TOTAL INVESTMENTS - 100.0% (Cost $500,908,364)		$582,443,436
Other Assets in Excess of Liabilities - 0.0%(c)		227,209
TOTAL NET ASSETS - 100.0%		$582,670,645

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

10

Vident ETFs
STATEMENTS OF ASSETS AND LIABILITIES
February 28, 2025 (Unaudited)

	Vident International Equity Strategy ETFTM	Vident U.S. Bond Strategy ETFTM	Vident U.S. Equity Strategy ETFTM
ASSETS:
Investments, at value	$328,755,528	$450,635,311	$582,443,436
Dividend tax reclaims receivable	1,356,333	—	—
Cash and cash equivalents	746,669	36,056,413	662,511
Cash and cash equivalents held as collateral for TBA commitments	—	1,710,000	—
Dividends receivable	678,905	—	496,638
Interest receivable	2,318	4,200,082	1,449
Receivable for investments sold	—	—	239,429,055
Receivable for fund shares sold	—	—	65,448,680
Total assets	331,539,753	492,601,806	888,481,769
LIABILITIES:
Payable to adviser	155,656	142,356	229,689
Payable to custodian	164	—	—
Payable to custodian foreign currency, at value	132	—	—
Payable for investments purchased	73	36,041,794	239,154,745
Payable for capital shares redeemed	—	—	66,426,690
Total liabilities	156,025	36,184,150	305,811,124
NET ASSETS	$331,383,728	$456,417,656	$582,670,645
Net Assets Consists of:
Paid-in capital	$454,287,971	$510,203,398	$498,953,720
Total distributable earnings/(accumulated losses)	(122,904,243)	(53,785,742)	83,716,925
Total net assets	$331,383,728	$456,417,656	$582,670,645
Net assets	$331,383,728	$456,417,656	$582,670,645
Shares issued and outstanding(a)	12,800,000	10,400,000	9,650,000
Net asset value per share	$25.89	$43.89	$60.38
Cost:
Investments, at cost	$307,891,334	$448,757,513	$500,908,364

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

11

VIDENT ETFs
Statements of Operations
For the Period Ended February 28, 2025 (Unaudited)

	Vident International Equity Strategy ETFTM	Vident U.S. Bond Strategy ETFTM	Vident U.S. Equity Strategy ETFTM
INVESTMENT INCOME:
Dividend income	$5,671,946	$—	$3,569,720
Less: Dividend withholding taxes	(672,660)	—	—
Less: Issuance fees	(192)	—	—
Interest income	24,243	10,190,028	8,454
Total investment income	5,023,337	10,190,028	3,578,174
EXPENSES:
Investment advisory fee	1,018,385	917,606	1,471,341
Total expenses	1,018,385	917,606	1,471,341
Net investment income	4,004,952	9,272,422	2,106,833
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	7,054,871	(665,454)	(1,265,913)
In-kind redemptions	2,461,366	204,722	33,558,208
Foreign currency translation	(42,004)	—	—
Net realized gain (loss)	9,474,233	(460,732)	32,292,295
Net change in unrealized appreciation (depreciation) on:
Investments	(3,330,709)	(4,007,094)	13,184,409
Foreign currency translation	(74,195)	—	—
Net change in unrealized appreciation (depreciation)	(3,404,904)	(4,007,094)	13,184,409
Net realized and unrealized gain (loss)	6,069,329	(4,467,826)	45,476,704
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,074,281	$4,804,596	$47,583,537

The accompanying notes are an integral part of these financial statements.

12

VIDENT ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	Vident International Equity Strategy ETFTM		Vident U.S. Bond Strategy ETFTM
	Period Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024	Period Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024
OPERATIONS:
Net investment income (loss)	$4,004,952	$12,285,195	$9,272,422	$18,130,032
Net realized gain (loss)	9,474,233	12,691,015	(460,732)	(6,042,961)
Net change in unrealized appreciation (depreciation)	(3,404,904)	29,773,587	(4,007,094)	22,621,994
Net increase (decrease) in net assets from operations	10,074,281	54,749,797	4,804,596	34,709,065
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(10,533,020)	(13,529,647)	(9,635,278)	(17,916,415)
Total distributions to shareholders	(10,533,020)	(13,529,647)	(9,635,278)	(17,916,415)
CAPITAL TRANSACTIONS:
Subscriptions	2,490,790	2,407,150	17,311,700	64,738,000
Redemptions	(21,339,900)	(57,047,410)	(8,645,760)	(17,208,730)
ETF transaction fees (See Note #)	16,083	54,196	665	4,253
Net increase (decrease) in net assets from capital transactions	(18,833,027)	(54,586,064)	8,666,605	47,533,523
NET INCREASE (DECREASE) IN NET ASSETS	(19,291,766)	(13,365,914)	3,835,923	64,326,173
NET ASSETS:
Beginning of the period	350,675,494	364,041,408	452,581,733	388,255,560
End of the period	$331,383,728	$350,675,494	$456,417,656	$452,581,733
SHARES TRANSACTIONS
Subscriptions	100,000	100,000	400,000	1,500,000
Redemptions	(800,000)	(2,300,000)	(200,000)	(400,000)
Total increase (decrease) in shares outstanding	(700,000)	(2,200,000)	200,000	1,100,000

The accompanying notes are an integral part of these financial statements.

13

VIDENT ETFs
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Vident U.S. Equity Strategy ETFTM
	Period Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024
OPERATIONS:
Net investment income (loss)	$2,106,833	$5,607,316
Net realized gain (loss)	32,292,295	58,693,109
Net change in unrealized appreciation (depreciation)	13,184,409	20,999,152
Net increase (decrease) in net assets from operations	47,583,537	85,299,577
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(2,750,806)	(5,728,087)
Total distributions to shareholders	(2,750,806)	(5,728,087)
CAPITAL TRANSACTIONS:
Subscriptions	66,985,563	156,118,625
Redemptions	(100,407,370)	(203,612,130)
ETF transaction fees (See Note #)	3	—
Net increase (decrease) in net assets from capital transactions	(33,421,804)	(47,493,505)
NET INCREASE (DECREASE) IN NET ASSETS	11,410,927	32,077,985
NET ASSETS:
Beginning of the period	571,259,718	539,181,733
End of the period	$582,670,645	$571,259,718
SHARES TRANSACTIONS
Subscriptions	1,125,000	2,875,000
Redemptions	(1,675,000)	(3,775,000)
Total increase (decrease) in shares outstanding	(550,000)	(900,000)

The accompanying notes are an integral part of these financial statements.

14

VIDENT INTERNATIONAL EQUITY STRATEGY ETFTM
FINANCIAL HIGHLIGHTS

	Period Ended February 28, 2025 (Unaudited)	Year Ended August 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$25.98	$23.19	$22.08	$27.80	$21.54	$22.59
INVESTMENT OPERATIONS:
Net investment income(a)	0.31	0.81	1.01	1.34	0.78	0.51
Net realized and unrealized gain (loss) on investments(b)	0.43	2.88	1.20	(5.60)	6.34	(0.93)
Total from investment operations	0.74	3.69	2.21	(4.26)	7.12	(0.42)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.83)	(0.90)	(1.10)	(1.46)	(0.86)	(0.64)
Total distributions	(0.83)	(0.90)	(1.10)	(1.46)	(0.86)	(0.64)
ETF transaction fees per share	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.01
Net asset value, end of period	$25.89	$25.98	$23.19	$22.08	$27.80	$21.54
Total return(d)	2.96%	16.20%	10.31%	−15.77%	33.22%	−1.98%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$331,384	$350,675	$364,041	$340,074	$486,453	$437,301
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%
After expense reimbursement/ recoupment(e)	0.61%	0.61%	0.61%	0.60%	0.59%	0.60%
Ratio of net investment income (loss) to average net assets(e)	2.40%	3.36%	4.53%	5.23%	3.04%	2.30%
Portfolio turnover rate(d)(f)	31%	64%	82%	70%	74%	79%

(a)	Net investment income per share has been calculated based on average shares outstanding during the period.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

15

VIDENT U.S. BOND STRATEGY ETFTM
FINANCIAL HIGHLIGHTS

	Period Ended February 28, 2025 (Unaudited)	Year Ended August 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$44.37	$42.67	$44.43	$51.96	$52.01	$51.22
INVESTMENT OPERATIONS:
Net investment income(a)	0.90	1.89	1.60	0.85	0.80	1.23
Net realized and unrealized gain (loss) on investments(b)	(0.45)	1.68	(1.80)	(7.23)	(0.05)	0.88
Total from investment operations	0.45	3.57	(0.20)	(6.38)	0.75	2.11
LESS DISTRIBUTIONS FROM:
Net investment income	(0.93)	(1.87)	(1.56)	(1.05)	(0.80)	(1.33)
Net realized gains	—	—	—	(0.10)	—	—
Total distributions	(0.93)	(1.87)	(1.56)	(1.15)	(0.80)	(1.33)
ETF transaction fees per share	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.00(c)	0.01
Net asset value, end of period	$43.89	$44.37	$42.67	$44.43	$51.96	$52.01
Total return(d)	1.04%	8.61%	−0.45%	−12.41%	1.46%	4.26%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$456,418	$452,582	$388,256	$377,675	$415,673	$400,494
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%
After expense reimbursement/ recoupment(e)	0.41%	0.41%	0.41%	0.40%	0.39%	0.40%
Ratio of net investment income (loss) to average net assets(e)	4.14%	4.39%	3.69%	1.77%	1.55%	2.43%
Portfolio turnover rate(d)(f)	97%	202%	185%	247%	238%	247%

(a)	Net investment income per share has been calculated based on average shares outstanding during the period.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

16

VIDENT U.S. EQUITY STRATEGY ETFTM
FINANCIAL HIGHLIGHTS

	Period Ended February 28, 2025 (Unaudited)	Year Ended August 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$56.01	$48.57	$41.04	$44.58	$30.03	$29.72
INVESTMENT OPERATIONS:
Net investment income(a)	0.21	0.52	0.67	0.62	0.46	0.45
Net realized and unrealized gain (loss) on investments(b)	4.43	7.45	7.53	(3.56)	14.56	0.33
Total from investment operations	4.64	7.97	8.20	(2.94)	15.02	0.78
LESS DISTRIBUTIONS FROM:
Net investment income	(0.27)	(0.53)	(0.67)	(0.60)	(0.47)	(0.47)
Total distributions	(0.27)	(0.53)	(0.67)	(0.60)	(0.47)	(0.47)
ETF transaction fees per share	0.00(c)	—	0.00(c)	0.00(c)	—	—
Net asset value, end of period	$60.38	$56.01	$48.57	$41.04	$44.58	$30.03
Total return(d)	8.30%	16.49%	20.24%	−6.66%	50.29%	2.70%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$582,671	$571,260	$539,182	$463,768	$427,974	$330,357
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
After expense reimbursement/ recoupment(e)	0.50%	0.50%	0.50%	0.49%	0.48%	0.49%
Ratio of net investment income (loss) to average net assets(e)	0.72%	1.02%	1.54%	1.42%	1.19%	1.54%
Portfolio turnover rate(d)(f)	30%	65%	167%	63%	65%	66%

(a)	Net investment income per share has been calculated based on average shares outstanding during the period.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

17

Vident ETFs
Notes to Financial Statements
February 28, 2025 (Unaudited)
NOTE 1 – ORGANIZATION
Vident International Equity Strategy ETFTM, Vident U.S. Bond Strategy ETFTM and Vident U.S. Equity Strategy ETFTM (individually each a “Fund” or collectively the “Funds”) are diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objectives of the Funds are to seek to track the performance, before fees and expenses, of the Vident Core International Equity IndexTM, the Vident Core U.S. Bond IndexTM, and the Vident U.S. Quality IndexTM, respectively. Vident International Equity Strategy ETFTM commenced operations on October 29, 2013; Vident U.S. Bond Strategy ETFTM commenced operations on October 15, 2014; and Vident U.S. Equity Strategy ETFTM commenced operations on January 21, 2014.
The end of the reporting period for the Funds is February 28, 2025, and the period covered by these Notes to Financial Statements is the six-month period from September 1, 2024 to February 28, 2025 (the “current fiscal period”).
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global SelectMarket® and Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Debt securities, including short-term debt instruments, are valued in accordance with prices provided by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of the shares to differ significantly from the NAV that would be calculated without regard to such considerations.

18

Vident ETFs
Notes to Financial Statements
February 28, 2025 (Unaudited)(Continued)
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:
Vident International Equity Strategy ETFTM

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$323,011,560	$—	$0	$323,011,560
Preferred Stocks	5,743,968	—	—	5,743,968
Total Investments in Securities	$328,755,528	$—	$0	$328,755,528

Refer to the Schedule of Investments for further disaggregation of investment categories.
Vident U.S. Bond Strategy ETFTM

Investments	Level 1	Level 2	Level 3	Total
U.S. Treasury Securities	$—	$280,136,079	$—	$280,136,079
Corporate Bonds	—	112,299,412	—	112,299,412
Mortgage-Backed Securities	—	44,799,892	—	44,799,892
U.S. Government Agency Issues	—	13,399,928	—	13,399,928
Total Investments in Securities	$—	$450,635,311	$—	$450,635,311

Refer to the Schedule of Investments for further disaggregation of investment categories.

19

Vident ETFs
Notes to Financial Statements
February 28, 2025 (Unaudited)(Continued)
Vident U.S. Equity Strategy ETFTM

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$582,443,436	$—	$—	$582,443,436
Total Investments in Securities	$582,443,436	$—	$—	$582,443,436

Refer to the Schedule of Investments for further disaggregation of investment categories.
B.
Cash and Cash Equivalents. Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution. Amounts swept overnight are available on the next business day.

C.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.
Securities Purchased or Sold on a Forward-Commitment Basis. Vident U.S. Bond Strategy ETFTM may enter into TBA commitments, Mortgage Dollar Roll Transactions or other purchase and sale transactions that specify forward delivery of a financial security. TBA commitments are forward agreements for the purchase or sale of mortgage-backed pass-through securities for a fixed price, with payment and delivery on an agreed upon future settlement date. Most commitments in mortgage-backed pass-through securities occur for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. The specific securities to be delivered are not identified at the trade date. However, delivered securities must follow general trade parameters, including issuer, rate and mortgage terms. When entering into TBA commitments, the Fund may take possession of or deliver the underlying mortgage-backed pass-through securities but can extend the settlement or roll the transaction. In order to better define contractual rights and to secure rights that will help the Fund mitigate counterparty risk, TBA commitments may be entered into by a Fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of the Trust or cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash and cash equivalents held as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. In connection with this ability, the Fund may enter into mortgage “dollar rolls” in which a Fund sells TBA mortgage-backed securities and simultaneously contracts to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a Fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and the Fund realizes gains and losses on these transactions.

20

Vident ETFs
Notes to Financial Statements
February 28, 2025 (Unaudited)(Continued)
The value of TBA commitments on the Statement of Assets and Liabilities for the Vident U.S. Bond Strategy ETFTM as of the end of the current fiscal period is as follows:
Statement of Assets and Liabilities - Values of TBA Commitments as of the end of the current fiscal period

	Asset
	Location	Value
TBA Commitments - Credit/interest rate risk	Investments, at value	$36,228,978

	Liabilities
	Location	Value
TBA Commitments - Credit/interest rate risk	Payable for investments purchased	$36,041,794

The effect of TBA Commitments on the Statement of Operations for the current fiscal period

Amount of Realized Gain (Loss) on TBA Commitments Recognized in Income		Change in Unrealized Appreciation (Depreciation) Recognized in Income
	Investments in Securities		Investments in Securities
TBA Commitments	$(165,262)	TBA Commitments	$163,050

The average monthly value of TBA Commitments during the current fiscal period was $35,937,508.
OFFSETTING ASSETS AND LIABILITIES
The Vident U.S. Bond Strategy ETFTM is subject to various MSFTAs, which govern the terms of certain transactions with select counterparties. The MSFTAs allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The MSFTAs also specify collateral posting arrangements at prearranged exposure levels. Under the MSFTAs, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant MSFTAs with a counterparty in a given account exceeds a specified threshold depending on the counterparty and type of MSFTAs.
The following is a summary of the Assets and Liabilities subject to offsetting in the Fund as of the end of the current fiscal period.
OFFSETTING ASSETS AND LIABILITIES
Liabilities

Description/Counterparty	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities
TBA Commitments
Banc of America Securities, LLC	$5,670,401	$ —	$5,670,401
Goldman Sachs & Company, LLC	9,947,486	—	9,947,486
Wells Fargo Securities, LLC	20,423,907	—	20,423,907
	$36,041,794	$—	$36,041,794

21

Vident ETFs
Notes to Financial Statements
February 28, 2025 (Unaudited)(Continued)

	Gross Amounts not Offset in the Statement of Assets and Liabilities
Description/Counterparty	Financial Instruments	Collateral Pledged	Net Amount
TBA Commitments
Banc of America Securities, LLC	$(5,670,401)	$—	$ —
Goldman Sachs & Company, LLC	(9,037,486)	(910,000)	—
Wells Fargo Securities, LLC	(19,623,907)	(800,000)	—
	$(34,331,794)	$(1,710,000)	$—

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.
E.
Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.
F.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at fair value of the security received. Withholding taxes on foreign dividends and foreign taxes on capital gains have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

Distributions received from the Funds’ investments in real estate investment trusts (“REIT”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.
G.
Distributions to Shareholders. Distributions to shareholders from net investment income for the Funds are declared and paid at least on a quarterly basis and distributions from net realized gains on securities are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

22

Vident ETFs
Notes to Financial Statements
February 28, 2025 (Unaudited)(Continued)
H.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

I.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange, Inc. (“NYSE”) is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s NAV per share.

J.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

K.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences are primarily due to differing book and tax treatments for in-kind transactions. For the fiscal year ended August 31, 2024 the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
Vident International Equity Strategy ETFTM	$(4,592,883)	$4,592,883
Vident U.S. Bond Strategy ETFTM	(78,250)	78,250
Vident U.S. Equity Strategy ETFTM	(59,419,943)	59,419,943

L.
New Accounting Pronouncement. In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.

Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
M.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ Financial Statements.

23

Vident ETFs
Notes to Financial Statements
February 28, 2025 (Unaudited)(Continued)
NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Vident Asset Management (the “Adviser”) serves as the investment adviser and index provider to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to this Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”). For services provided to the Funds, Vident International Equity Strategy ETFTM pays the Adviser 0.61%, Vident U.S. Bond Strategy ETFTM pays the Adviser 0.41% and Vident U.S. Equity Strategy ETFTM pays the Adviser 0.50% at an annual rate based on each Fund’s average daily net assets.
U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent and accountants. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.
ALPS Distributors, Inc. (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Vident International Equity Strategy ETFTM	$104,154,424	$113,889,042
Vident U.S. Bond Strategy ETFTM	432,438,639	435,539,485
Vident U.S. Equity Strategy ETFTM	177,448,954	175,975,916

During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Purchases	In-Kind Sales
Vident International Equity Strategy ETFTM	$1,606,608	$15,216,388
Vident U.S. Bond Strategy ETFTM	15,438,146	7,724,261
Vident U.S. Equity Strategy ETFTM	65,632,348	100,921,791

There were no purchases or sales of U.S. Government securities in Vident International Equity Strategy ETFTM or Vident U.S. Equity Strategy ETFTM during the current fiscal period. Included in the amounts for Vident U.S. Bond Strategy ETFTM there were $205,203,155 of purchases and $202,776,866 of sales of U.S. Government securities during the current fiscal period.
NOTE 5 – INCOME TAX INFORMATION
The amount and tax character of tax basis distributions and composition of net assets, including distributable earnings (accumulated deficit) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the current fiscal period.

24

Vident ETFs
Notes to Financial Statements
February 28, 2025 (Unaudited)(Continued)
The components of distributable earnings (accumulated deficit) and cost basis of investments and net unrealized appreciation (depreciation) for federal income tax purposes as of August 31, 2024, were as follows:

	Vident International Equity Strategy ETFTM	Vident U.S. Bond Strategy ETFTM	Vident U.S. Equity Strategy ETFTM
Tax cost of Investments	$326,605,234	$443,466,733	$503,158,296
Gross tax unrealized appreciation	$49,782,842	$12,146,496	$74,093,170
Gross tax unrealized depreciation	(30,417,632)	(7,285,746)	(6,433,777)
Net tax unrealized appreciation/(depreciation)	19,365,210	4,860,750	67,659,393
Undistributed ordinary income	6,722,461	983,727	1,198,176
Undistributed long-term capital gain	—	—	—
Other accumulated gain (loss)	(148,533,175)	(54,799,537)	(29,973,375)
Distributable earnings/(accumulated deficit)	$(122,445,504)	$(48,955,060)	$38,884,194

The differences between book and tax-basis cost are attributable to the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and wash sales. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended August 31, 2024, the Funds did not elect to defer any post- October capital losses or late-year ordinary losses.
As of August 31, 2024, the Funds had the following capital loss carryforwards available for federal income tax purposes, with an indefinite expiration:

	Short-Term	Long-Term
Vident International Equity Strategy ETFTM	$130,322,460	$18,197,045
Vident U.S. Bond Strategy ETFTM	30,382,050	24,417,487
Vident U.S. Equity Strategy ETFTM	29,904,324	69,051

During the fiscal year ended August 31, 2024, the Funds utilized the following capital loss carryforwards that were available as of August 31, 2023:

	Short-Term	Long-Term
Vident International Equity Strategy ETFTM	$4,526,993	$1,326,481
Vident U.S. Bond Strategy ETFTM	—	—
Vident U.S. Equity Strategy ETFTM	—	—

The tax character of distributions paid by the Funds during the fiscal year ended August 31, 2024, was as follows:

	Ordinary Income	Capital Gains
Vident International Equity Strategy ETFTM	$13,529,647	$—
Vident U.S. Bond Strategy ETFTM	17,916,415	—
Vident U.S. Equity Strategy ETFTM	5,728,087	—

The tax character of distributions paid by the Funds during the fiscal year ended August 31, 2023, was as follows:

	Ordinary Income	Capital Gains
Vident International Equity Strategy ETFTM	$17,386,128	$—
Vident U.S. Bond Strategy ETFTM	13,499,504	—
Vident U.S. Equity Strategy ETFTM	7,553,684	—

25

Vident ETFs
Notes to Financial Statements
February 28, 2025 (Unaudited)(Continued)
NOTE 6 – SHARE TRANSACTIONS
Shares of the Funds are listed and traded on New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Creation Units of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Funds each currently offer one class of shares, which have no front-end sales loads, no deferred sales charges, and no redemption fees. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. Vident International Equity Strategy ETFTM charges $5,000; Vident U.S. Bond Strategy ETFTM and Vident U.S. Equity Strategy ETFTM each charge $500 for the standard fixed transaction fee, payable to the Custodian. The fixed transaction fee may be waived on transaction orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee payable to each Fund may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% in Vident International Equity Strategy ETFTM and Vident U.S. Equity Strategy ETFTM and up to a maximum of 3% in Vident U.S. Bond Strategy ETFTM as a percentage of the value of the Creation Units subject to the transaction.
Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions fees. Variable fees received by each Fund, if any, are displayed in the Capital Transactions sections of the Statements of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges.
NOTE 7 – RISKS
Sector Risk. To the extent a Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
Russia/Ukraine Conflict Risk (Vident International Equity Strategy ETFTM Only). On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Fund.
NOTE 8 – BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under section 2(a)(9) of the 1940 Act. As of the end of the current fiscal period, Ronald Blue Trust, Inc., as a beneficial shareholder, owned greater than 25% of the outstanding shares of each Fund.

26

Vident ETFs
TAX INFORMATION (Unaudited)
QUALIFIED DIVIDEND INCOME
For the year ended August 31, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Vident International Equity Strategy ETFTM	63.55%
Vident U.S. Bond Strategy ETFTM	0.00%
Vident U.S. Equity Strategy ETFTM	100.00%

DIVIDENDS RECEIVED DEDUCTION
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2024 was as follows:

Vident International Equity Strategy ETFTM	0.19%
Vident U.S. Bond Strategy ETFTM	0.00%
Vident U.S. Equity Strategy ETFTM	100.00%

SHORT-TERM CAPITAL GAIN
For the year ended August 31, 2024, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Vident International Equity Strategy ETFTM	0.00%
Vident U.S. Bond Strategy ETFTM	0.00%
Vident U.S. Equity Strategy ETFTM	0.00%

FOREIGN TAX CREDIT PASS THROUGH
Pursuant to Section 853 of the Internal Revenue code, the Funds designated the following amounts as foreign taxes paid for the year ended August 31, 2024. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
Vident International Equity Strategy ETFTM	$2,053,282	$0.15209499	10.00%
Vident U.S. Bond Strategy ETFTM	—	—	—
Vident U.S. Equity Strategy ETFTM	—	—	—

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.
Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.
Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

27

Vident ETFs
ADDITIONAL INFORMATION (Unaudited)
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others
All fund expenses, including Trustee compensation is paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

28

Vident ETFs
APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS (Unaudited)
Vident U.S. Bond Strategy ETFTM
Vident International Equity Strategy ETFTM
Vident U.S. Equity Strategy ETFTM
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on October 9-10, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Vident Advisory, LLC (the “Adviser”) and the Trust, on behalf of Vident U.S. Bond Strategy ETF, Vident International Equity Strategy ETF, and Vident U.S. Equity Strategy ETF (each, a “Fund” and, collectively, the “Funds”).
Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided to the Funds by the Adviser; (ii) the historical performance of the Funds; (iii) the cost of the services provided and the profits realized by the Adviser or its affiliates from services rendered to each Fund; (iv) comparative performance, fee, and expense data for the Funds and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares each Fund’s investment performance, fees and expenses to relevant market benchmarks and peer groups (the “Barrington Report”); (v) the extent to which any economies of scale realized by the Adviser in connection with its services to each Fund are shared with Fund shareholders; (vi) any other financial benefits to the Adviser and its affiliates resulting from services rendered to the Funds; and (vii) other factors the Board deemed to be relevant. The Board also met via videoconference approximately ten days before the Meeting to discuss their initial thoughts regarding the Materials and communicate to Trust officers their follow up questions, if any, that they would like the Sub-Adviser to address at the Meeting and/or through revised or supplemental Materials.
The Board also considered that the Adviser, along with other service providers of the Funds, had provided written and oral updates on the firm over the course of the year with respect to its role as investment adviser to the Funds as well as investment adviser or sub-adviser to other series of the Trust, and the Board considered that information alongside the Materials in its consideration of whether the Advisory Agreement should be continued. Additionally, Adviser representatives provided an oral overview of each Fund’s strategy, the services provided to each Fund by the Adviser, and additional information about the Adviser’s personnel and business operations. The Board then discussed the Materials and the Adviser’s oral presentation, as well as any other relevant information received by the Board at the Meeting and at prior meetings, and deliberated, in light of this information, on the approval of the continuation of the Advisory Agreement.
Approval of the Continuation of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser had provided and would continue to provide investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to the Funds as well as investment advisory and sub-advisory services to other series of the Trust. The Board noted that it had received a copy of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.
The Board also considered other services provided by the Adviser to the Funds, including monitoring the Funds’ adherence to their investment restrictions and compliance with the Funds’ policies and procedures and applicable securities regulations, as well as monitoring the extent to which each Fund achieves its investment objective as an index-based fund. Additionally, the Board considered that each Fund’s underlying index was created by the Adviser’s former parent company, and the Adviser now serves as index provider to each Fund.
Historical Performance. The Trustees next considered each Fund’s performance. The Board observed that additional information regarding each Fund’s past investment performance, for periods ended June 30, 2024, had been

29

Vident ETFs
APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS (Unaudited)(Continued)
included in the Materials, including the Barrington Report, which compared the performance results of each Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable (each, a “Peer Group”) as well as with funds in each Fund’s Morningstar category –US Fund Intermediate Core-Plus Bond, US Fund Foreign Large Value, and US Fund Mid-Cap Value, respectively (each, a “Category Peer Group”). Additionally, at the Board’s request, the Adviser identified the funds the Adviser considered to be each Fund’s most direct competitors (each, a “Selected Peer Group”) and provided the Selected Peer Group’s performance results.
In addition, the Board noted that, for each applicable period ended June 30, 2024, each Fund’s performance on a gross of fees basis (i.e., excluding the effect of fees and expenses on Fund performance) was generally consistent with the performance of its underlying index, indicating that each Fund tracked its underlying index closely and in an appropriate manner.
Vident U.S. Bond Strategy ETF: The Board noted that the Fund outperformed its broad-based benchmark, the FTSE Broad Investment Grade Bond Index, for the one-, three-, and five-year periods ended June 30, 2024, but the Fund slightly underperformed the same benchmark over the since inception period. The FTSE Broad Investment Grade Bond Index tracks the performance of the U.S. Dollar-denominated bonds issued in the U.S. investment-grade bond market. In comparing the Fund’s performance to that of the benchmark, the Board noted that the Fund provides more diversified exposure to the U.S. bond market, including exposure to non-investment grade bonds excluded from the benchmark.
The Board then noted that, for the one-, three-, and five-year periods ended June 30, 2024, the Fund outperformed the median return of its Peer Group. The Board further noted the Fund outperformed the median return of its Category Peer Group for the one- and three-year periods but slightly underperformed over the five-year period. The Board took into consideration that only a small percentage of the ETFs in the Peer Group are classified as intermediate core-plus bond ETFs; whereas, the Fund’s underlying index uses a rules-based process to diversify interest rate and credit risks across all core U.S. bond sectors based on sector valuations, historical relative valuations across sectors, sector default rates, and other quantitative factors. The Board also noted that the Fund generally performed within the range of funds in the Selected Peer Group for the one-, three-, and five-year periods ended June 30, 2024. The Board considered that although the Fund tracks an index, the funds included in the Selected Peer Group were exclusively actively managed ETFs that otherwise had a similar investment objective, investment universe, and number of holdings.
Vident International Equity Strategy ETF: The Board noted that the Fund outperformed its broad-based benchmark, the Morningstar Global Markets ex-US Index, and an additional benchmark, the Morningstar Global Markets ex-US Large-Mid Index, for the one- and three-year periods ended June 30, 2024, but the Fund underperformed the same benchmarks for each of the five-year and since inception periods. The Morningstar Global Markets ex-US Index measures the performance of large-, mid-, and small-cap stocks in developed and emerging markets outside of the United States, and the Morningstar Global Markets ex-US Large-Mid Index measures the performance of large- and mid-cap stocks in developed and emerging markets outside of the United States. In comparing the Fund’s performance to that of the benchmarks, the Board noted that the Fund’s underlying index, unlike the benchmarks, employs a multi-factor model to score and rank individual stocks, applies other screening criteria, and then selects and weights components based on investability factors.
The Board noted that, for the one-year period ended June 30, 2024, the Fund outperformed the median return of its Peer Group and Category Peer Group, but the Fund underperformed the median return of its Peer Group and Category Peer Group over the three- and five-year periods. The Board further noted that the Fund slightly outperformed the median return of its Peer Group over the ten-year period and slightly underperformed the median return of its Peer Group over the same period. The Board also noted that the Fund outperformed all of the ETFs in its Selected Peer Group over the one-year period ended June 30, 2024, and performed within the range of the same Selected Peer ETFs over the three-, five- and ten-year periods. The Board considered that the funds included in the Selected Peer Group were described by the Adviser as a mix of actively managed ETFs and ETFs with active-like index methodologies that have a similar investment objective, investment universe, and number of holdings.
Vident U.S. Equity Strategy ETF: The Board noted that the Fund underperformed its broad-based benchmark, the S&P 500 Index, over the one-, three-, five-year, and since inception periods ended June 30, 2024, and the Fund underperformed an additional benchmark, the Morningstar U.S. Market Total Return Index, over each of the same periods, except the three-year period. The Morningstar U.S. Market Total Return Index measures the performance of U.S. securities and targets 97% market capitalization coverage of the investable universe. In comparing the Fund’s

30

Vident ETFs
APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS (Unaudited)(Continued)
performance to that of the benchmarks, the Board noted that the Fund’s underlying index, unlike the benchmarks, employs a multi-factor model to score and rank individual stocks based on certain quality and momentum factors, applies corporate governance screening criteria, and then selects and weights components based on these and other factors.
The Board noted that, for the one- and ten-year periods ended June 30, 2024, the Fund underperformed the median return of its Peer Group, and the Fund outperformed the median return of its Peer Group over the three- and five-year periods. The Board further noted that the Fund outperformed the median return of its Category Peer Group over each of the same periods. The Board also noted that the Fund generally performed within the range of funds in the Selected Peer Group for the one-, three-, five-, and ten-year periods ended June 30, 2024. The Board considered that the funds included in the Selected Peer Group were described by the Adviser as a mix of actively managed and index-based ETFs that have a similar investment objective, investment universe, investment philosophy, quantitative approach to security selection, and number of holdings.
Cost of Services Provided and Economies of Scale. The Board then reviewed each Fund’s fees and expenses. The Board took into consideration that the Adviser had charged, and would continue to charge, a “unified fee,” meaning each Fund pays no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser had been and would continue to be responsible for compensating the Trust’s other service providers and paying the Funds’ other expenses out of the Adviser’s own fee and resources.
The Board noted that each Fund’s net expense ratio was equal to its unified fee (described above). The Board then compared each Fund’s net expense ratio to its Peer Group and Category Peer Group, as shown in the Barrington Report, and its Selected Peer Group. The Board noted that each Fund’s net expense ratio was higher than the median net expense ratio, but within the range, of the funds in its Peer Group and lower than the median net expense ratio of funds in its Category Peer Group. In addition, the Board noted that each Fund’s net expense ratio was within the range of net expense ratios of funds in its Selected Peer Group.
The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Funds and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Funds, taking into account an analysis of the Adviser’s profitability with respect to each Fund at various actual and projected Fund asset levels.
The Board also considered each Fund’s expenses and advisory fee structure in light of its potential economies of scale. The Board noted that each Fund’s unitary fee structure did not contain any management fee breakpoint reductions as Fund assets grow. The Board concluded, however, that each Fund’s unitary fee structure reflects a sharing of economies of scale between the Adviser and the Fund at its current asset level. The Board also noted its intention to monitor fees as a Fund grows in size and assess whether advisory fee breakpoints may be warranted in the future should the Adviser realize economies of scale in its management of a Fund.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Advisory Agreement was in the best interests of each Fund and its shareholders.

31

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	5/8/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	5/8/2025

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	5/8/2025

* Print the name and title of each signing officer under his or her signature.